Preferred and Common Stock - Narrative (Details) $ / shares in Units, $ in Millions		1 Months Ended		3 Months Ended												12 Months Ended
	Feb. 09, 2026 shares	Feb. 06, 2026 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares	Jun. 30, 2025 USD ($) $ / shares	Mar. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares	Mar. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares	Dec. 31, 2025 USD ($) class $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jul. 30, 2024 USD ($)	Aug. 18, 2021 USD ($)
Preferred Stock
Preferred stock, number of classes | class																2
Common Stock
Common stock, shares authorized (in shares)				600,000,000												600,000,000
Common stock, par or stated value per share (in usd per share) | $ / shares				$ 1												$ 1
Common stock issued (in shares)				401,620,565												401,620,565
Common stock outstanding (in shares)				401,620,565				405,000,000				410,000,000				401,620,565	405,000,000	410,000,000
Common stock dividends declared (in usd per share) | $ / shares																$ 0.44	$ 0.26	$ 0.17
Common stock dividends paid per share (in usd per share) | $ / shares				$ 0.12	$ 0.12	$ 0.10	$ 0.10	$ 0.08	$ 0.08	$ 0.05	$ 0.05	$ 50,000.00	$ 0.04	$ 0.04	$ 0.04	$ 0.44	$ 0.26	$ 0.17
Common stock reserved for future issuance (in shares)				47,000,000												47,000,000
Number of shares available for issuance (in shares)				24,000,000												24,000,000
Total value of shares repurchased | $				$ 200	$ 200	$ 175	$ 125	$ 190	$ 100	$ 60	$ 150	$ 100	$ 25	$ 100	$ 25	$ 700	$ 500	$ 250
Average price per share (in usd per share) | $ / shares				$ 194.61	$ 182.20	$ 142.36	$ 124.24	$ 109.75	$ 94.22	$ 81.66	$ 66.87	$ 52.52	$ 49.32	$ 44.52	$ 43.36	$ 160.52	$ 86.65	$ 47.76
Stock repurchase program, authorized amount | $				$ 3,500												$ 3,500			$ 2,000	$ 1,500
Excise tax on net repurchases | $																6	$ 4	$ 1
Stock-based Compensation
Stock-based compensation | $			$ 12													73	63	50
Stock based compensation expense, after tax | $																68	57	44
Stock-based compensation capitalized | $																0	$ 0	$ 0
Stock-based compensation expense capitalized | $				$ 61												$ 61
Unrecognized compensation costs on non-vested awards, weighted average period of recognition in years																2 years 2 months 12 days
Employee stock option
Stock-based Compensation
Stock options granted, vesting period																3 years
Share-based compensation arrangement by share-based payment award, expiration period																10 years
Stock options granted, contractual term																6 months
Employee stock option | Share-based Compensation Award, Tranche One
Stock-based Compensation
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage																33.33%
Employee stock option | Share-based Compensation Award, Tranche Two
Stock-based Compensation
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage																33.33%
Employee stock option | Share-based Compensation Award, Tranche Three
Stock-based Compensation
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage																33.33%
RSUs
Stock-based Compensation
Stock options granted, contractual term																3 years
Subsequent Event
Preferred Stock
Number of shares repurchased and retired		700,000
Common Stock
Total value of shares repurchased | $		$ 150
Average price per share (in usd per share) | $ / shares		$ 215.28
Stock repurchase program, remaining repurchase amount | $		$ 1,347
Preferred Class A
Preferred Stock
Preferred stock, dividend rate (in usd per share) | $ / shares																$ 3.75
Number of shares of preferred stock authorized (in shares)				660,000												660,000
Preferred stock par value (in usd per share) | $ / shares				$ 100												$ 100
Preferred stock, shares outstanding (in shares)				0				546,024								0	546,024
Redemption price (in usd per share) | $ / shares				$ 100												$ 100
Preferred stock, dividends in arrears (in usd per share) | $ / shares																$ 0.8125
Preferred Class A | Subsequent Event
Preferred Stock
Number of shares repurchased and retired	659,909
Preferred Class B
Preferred Stock
Number of shares of preferred stock authorized (in shares)				10,000,000												10,000,000
Preferred stock par value (in usd per share) | $ / shares				$ 1												$ 1
Preferred stock, shares outstanding (in shares)				0				0								0	0